Stock Incentive Plan (Schedule Of Options Exercisable) (Details) (Options Exercisable [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, shares	886,605	854,056	1,003,818
Weighted average exercise price	$ 40.65	$ 38.73	$ 46.50